Staff Cost - Summary of Warrant Compensation Cost (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 37,486	€ 19,652	€ 9,709
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	37,486	19,652	9,709
Research and development cost [member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	22,357	10,225	4,775
General and administrative expense [member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 15,129	€ 9,427	€ 4,934